Reinsurance	12 Months Ended
Dec. 31, 2023
Reinsurance Disclosures [Abstract]
Reinsurance	Reinsurance
(a) Reinsurance Recoverable on Paid and Unpaid Losses
The Company uses retrocessional agreements to reduce its exposure to risk of loss on reinsurance assumed. These agreements provide for recovery from retrocessionaires of a portion of losses and loss expenses. The Company remains liable to its cedants to the extent that the retrocessionaires do not meet their obligations under these agreements, and therefore the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk on an ongoing basis. The Company actively manages its reinsurance exposures by generally selecting either collateralized retrocessionaires or counterparties that have a credit rating of A- or higher.
The Company established Lorenz Re Ltd. (“Lorenz Re”), a special purpose insurer registered as a segregated accounts company in Bermuda, as part of its third party capital platform to provide third party investors with access to portfolios of risk in the global reinsurance markets. Lorenz Re operates by providing fully collateralized reinsurance capacity to certain of the Company's operating subsidiaries in respect of multiple lines of business. Lorenz Re raises capital primarily from third party investors seeking exposure to the global reinsurance markets by issuing non-voting redeemable preferred shares in its individual segregated accounts. The proceeds from issuance of these preferred shares are deposited into trust accounts collateralizing varying portfolios of potential reinsurance recoverables, which have established investment guidelines that generally require assets to be held as either cash and cash equivalents or in U.S. government issued securities of high credit quality. For the years ended December 31, 2023, 2022 and 2021, the Company ceded premium written to Lorenz Re’s segregated cells of $529 million, $664 million and $634 million, respectively, and recorded a Reinsurance recoverable on paid and unpaid losses from the segregated cells of $767 million and $921 million as at December 31, 2023 and 2022, respectively.
In assessing an allowance for reinsurance recoverable balances, the Company considers historical information, financial strength and credit ratings of reinsurers, collateralization amounts and the remaining expected life of reinsurance recoverable balances to determine the appropriateness of the allowance. Historically, the Company has not experienced material credit losses from retrocessional agreements. In assessing future default for reinsurance recoverable balances, the Company evaluates the valuation allowance under the probability of default and loss given default method and utilizes counterparty credit ratings from major rating agencies, as well as assesses the current market conditions and reasonable and supportable forecasts for the likelihood of default. At December 31, 2023 and 2022, the Company's allowance for credit losses on its reinsurance recoverable balance was $3 million.
(b) Ceded Reinsurance
Net premiums written, net premiums earned and losses and loss expenses are reported net of reinsurance in the Company’s Consolidated Statements of Operations. Direct, assumed, ceded and net amounts for the years ended December 31, 2023, 2022 and 2021 were as follows (in thousands of U.S. dollars):

	2023
	Premiums Written	Premiums Earned	Losses and Loss Expenses

Non-life	$347,351	$372,230	$188,912
Life and Health	—	—	—
Direct	$347,351	$372,230	$188,912

Non-life	$6,646,273	$6,643,101	$3,346,078
Life and Health	2,108,734	2,108,711	1,838,714
Assumed	$8,755,007	$8,751,812	$5,184,792

Non-life	$1,145,301	$1,176,865	$352,650
Life and Health	28,145	28,417	30,846
Ceded	$1,173,446	$1,205,282	$383,496

Non-life	$5,848,323	$5,838,466	$3,182,340
Life and Health	2,080,589	2,080,294	1,807,868
Net	$7,928,912	$7,918,760	$4,990,208

	2022
	Premiums Written	Premiums Earned	Losses and Loss Expenses

Non-life	$393,186	$377,380	$207,301
Life and Health	—	—	—
Direct	$393,186	$377,380	$207,301

Non-life	$6,622,236	$6,319,389	$3,817,630
Life and Health	1,673,857	1,674,091	1,426,584
Assumed	$8,296,093	$7,993,480	$5,244,214

Non-life	$1,116,672	$1,085,317	$711,697
Life and Health	28,412	28,426	13,946
Ceded	$1,145,084	$1,113,743	$725,643

Non-life	$5,898,750	$5,611,452	$3,313,234
Life and Health	1,645,445	1,645,665	1,412,638
Net	$7,544,195	$7,257,117	$4,725,872

	2021
	Premiums Written	Premiums Earned	Losses and Loss Expenses

Non-life	$421,756	$318,058	$221,173
Life and Health	—	—	—
Direct	$421,756	$318,058	$221,173

Non-life	$6,135,299	$5,956,360	$3,991,292
Life and Health	1,646,870	1,651,485	1,423,826
Assumed	$7,782,169	$7,607,845	$5,415,118

Non-life	$1,046,227	$944,862	$769,220
Life and Health	23,680	24,519	16,031
Ceded	$1,069,907	$969,381	$785,251

Non-life	$5,510,828	$5,329,556	$3,443,245
Life and Health	1,623,190	1,626,966	1,407,795
Net	$7,134,018	$6,956,522	$4,851,040